HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
HMN Financial, Inc. Financial Information (Parent Company Only) [Abstract]
HMN Financial, Inc. Financial Information (Parent Company Only)

NOTE 21 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010.

(Dollars in thousands)	2012	2011	2010
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$154	94
Investment in subsidiaries	63,165	57,465
Loans receivable, net	800	1,400
Prepaid expenses and other assets	14	35
Deferred tax asset, net	0	0

Total assets	$64,133	58,994

Liabilities and Stockholders’ Equity:
Accrued expenses and other liabilities	$3,299	1,933

Total liabilities	3,299	1,933

Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Net unrealized gains (losses) on securities available for sale	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost, 4,705,073 and 4,740,711 shares	(60,346)	(61,535)

Total stockholders’ equity	60,834	57,061

Total liabilities and stockholders’ equity	$64,133	58,994

Condensed Statements of Income (Loss)
Interest income	$3	4	4
Equity income (losses) of subsidiaries	6,220	(10,519)	(27,833)
Compensation and benefits	(227)	(263)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(513)	(747)	(551)

Income (loss) before income tax expense	5,453	(11,555)	(28,646)
Income tax expense	132	0	332

Net income (loss)	$5,321	(11,555)	(28,978)

Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income (loss)	$5,321	(11,555)	(28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Equity (income) losses of subsidiaries	(6,220)	10,519	27,833
Deferred income tax expense	0	0	172
Earned employee stock ownership shares priced below original cost	(162)	(81)	(51)
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Decrease in unearned ESOP shares	194	193	193
Increase (decrease) in accrued expenses and other liabilities	65	101	(15)
Decrease in other assets	22	13	791
Other, net	0	(1)	1

Net cash provided (used) by operating activities	(540)	(484)	379

Cash flows from investing activities:
Decrease in loans receivable, net	600	100	1,200

Net cash provided by investing activities	600	100	1,200

Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)

Net cash used by financing activities	0	0	(1,300)

Increase (decrease) in cash and cash equivalents	60	(384)	279
Cash and cash equivalents, beginning of year	94	478	199

Cash and cash equivalents, end of year	$154	94	478